OTHER COMPERHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2021
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss

The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2021:

	Six months ended June 30, 2021
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,017)	$-	$(6,017)

Other comprehensive loss before reclassifications	(37)	(135)	(172)
Amounts reclassified from accumulated other comprehensive income	-	(5)	(5)

Net current-period other comprehensive loss	(37)	(140)	(177)

Ending balance	$(6,054)	$(140)	$(6,194)